CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 1,201,443	€ 331,282
Research and development incentive receivables - current	377	261
Financial assets - current	731,355	1,004,539
Prepaid expenses	10,864	9,022
Inventories	4,977
Trade and other receivables	8,561	28,115
Total current assets	1,957,577	1,373,219
Non-current assets
Restricted cash - non-current	632	630
Research and development incentive receivables - non-current	11,050	8,566
Financial assets - non-current	3,444	2,596
Property, plant and equipment	8,801	8,167
Intangible assets	40,945	40,161
Total non-current assets	64,872	60,120
TOTAL ASSETS	2,022,449	1,433,339
Equity
Share capital	4,711	4,276
Share premium	2,043,653	1,308,539
Accumulated losses	(538,205)	(332,568)
Other reserves	106,295	70,499
Total equity	1,616,454	1,050,746
Deferred tax liabilities	871
Provisions for employee benefits	64	64
Non-current lease liabilities	4,669	4,540
Deferred revenue - non-current	202,560	218,032
Non-current liabilities	207,293	222,636
Current lease liabilities	2,256	1,974
Trade and other payables	127,850	85,301
Tax liabilities	431	344
Deferred revenue - current	67,294	72,338
Current liabilities	197,831	159,957
Total liabilities	405,995	382,593
TOTAL EQUITY AND LIABILITIES	€ 2,022,449	€ 1,433,339